Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Guarantees and Contingencies (Tables) [Abstract]
Contractual Commitments
	Less Than 1			After
Contractual Commitments	year	2-3 years	4-5 years	5 years	Total

	(in millions)
Fuel Purchase Contracts (a)	$2,867	$3,918	$2,574	$3,108	$12,467
Energy and Capacity Purchase Contracts (b)	104	213	217	1,066	1,600
Construction Contracts for Capital Assets (c)	60	-	-	-	60
Total	$3,031	$4,131	$2,791	$4,174	$14,127

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.
(c)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Bank of America Settlement Impact on Financial Statements
Statement of Income:	(in millions)
Other Operation Expense - Pretax Gain on Settlement	$51
Income Tax Expense	73
Net Loss After Tax	$(22)

Cash Flow Statement:
Net Income - Loss on Settlement with BOA and Enron	$(22)
Deferred Income Taxes	91
Gain on Settlement with BOA and Enron	(51)
Settlement of Litigation with BOA and Enron	(211)
Accrued Taxes, Net	(18)
Acquisition of Cushion Gas from BOA	(214)
Cash Paid	$(425)

Balance Sheet:
Deferred Charges and Other Noncurrent Assets - Gas Acquired	$214
Deferred Credits and Other Noncurrent Liabilities - Gas Service Liability	187
Accrued Taxes - Tax Benefit on Settlement with BOA and Enron	18
Deferred Income Taxes - Deferred Tax Benefit on Gas Service Liability	66